Liquidity (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2023	Dec. 31, 2021
Line of Credit Facility [Line Items]
Cash and Cash Equivalents, at Carrying Value	$ 10,079	$ 23,516	$ 10,617
Debt Instrument, Unused Borrowing Capacity, Fee	75,000
[custom:AdditionalFinancing-0]	15,000
Palantir Technologies Inc [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Unused Borrowing Capacity, Fee	11,300
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Cash and Cash Equivalents, at Carrying Value	10,100
Accounts and Financing Receivable, after Allowance for Credit Loss	65,900
[custom:IncreaseDecreaseInUnbilledReceivablesValue]	55,200
[custom:BorrowAmount]	5,600
Revolving Credit Facility [Member] | Borrowings [Member]
Line of Credit Facility [Line Items]
[custom:BorrowAmount]	60,000
Revolving Credit Facility [Member] | Borrowings [Member] | Yorkville Investor [Member]
Line of Credit Facility [Line Items]
[custom:NumberOfSharesSalesAmount]	$ 200,000